LOANS PAYABLE DUE TO RELATED PARTIES	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
Related Party Transactions [Abstract]
LOANS PAYABLE DUE TO RELATED PARTIES

Note 5 – LOANS PAYABLE DUE TO RELATED PARTIES

As of January 31, 2022, the Company’s former chief executive officer had an outstanding balance of $96,700. The loan is non-interest bearing and due on demand. The Company is in discussions with the executive to resolve this amount by divesting the Company’s oil interests to him.

Note 5 – LOANS PAYABLE DUE TO RELATED PARTIES

As of July 31, 2021, the Company’s former chief executive officer had an outstanding balance of $97,000. The loan is non-interest bearing and due on demand.